Leases (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income and Expenses, Lessee [Abstract]
Operating lease costs	SFr 370	SFr 279	SFr 293
Variable lease costs	42	46	50
Sublease income	(51)	(65)	(75)
Total lease costs	361	260	268
Other information pertaining to leases [Abstract]
Gains/(losses) on sale and leaseback transactions	0	336	225
Cash paid for amounts included in the measurement of operating lease liabilities recorded in operating cash flows	(344)	(336)	(334)
Right-of-use assets obtained in exchange of new operating lease liabilities	35	165	107
Changes to right-of-use assets due to lease modifications for operating leases	SFr (1)	SFr 74	SFr 29
Weighted average remaining lease term and discount rate [Abstract]
Remaining lease term (years)	8 years 8 months 12 days	9 years 2 months 12 days
Discount rate	3.30%	3.00%
Lessee, Operating Lease, Liability, Payment, Due, Rolling Maturity [Abstract]
Due within 1 year	SFr 247	SFr 312
Due between 1 and 2 years	236	260
Due between 2 and 3 years	215	236
Due between 3 and 4 years	171	219
Due between 4 and 5 years	139	186
Thereafter	638	811
Total	1,646	2,024
Future interest payable	(226)	(275)
Lease liabilities	SFr 1,420	SFr 1,749
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities	Other Liabilities
Operating Leases, Future Minimum Payments Due [Abstract]
Sale Leaseback Transaction, Lease Terms	During 2023, the Bank had no sale-leaseback transactions. During 2022, the Bank entered into 12 sale-leaseback transactions with lease terms ranging from 5 to 10 years. During 2021, the Bank entered into 13 sale-leaseback transaction with lease terms ranging from 3 to 10 years.